Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Aug. 21, 2019	Mar. 31, 2019	Mar. 31, 2019	Mar. 25, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 25, 2019	Oct. 30, 2017
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Disrupting to recruiting and staffing industry (in Dollars)							$ 120,000,000,000
Number of small and independent recruiters							28,000
Common stock, shares authorized (in Shares)					100,000,000		100,000,000	100,000,000
Shares of common stock (in Shares)					2,910,074		2,201,603	1,447,864
Common stock subsequently increased (in Shares)	250,000,000
Deferred revenue (in Dollars)							$ 59,037	$ 145,474
Deferred revenues placement services (in Dollars)							52,466
Deferred revenue demand services (in Dollars)							$ 6,571
Revenue from international sources							3.00%	4.00%
Bad debt expense (in Dollars)					$ 16,963	$ 11,250	$ 12,000	$ 23,500
Advertising and marketing costs (in Dollars)							$ 82,904	$ 119,597
Estimated economic lives			3 years				3 years
Average noncontrolling interest percentage, description							The average noncontrolling interest percentage in RGI was 10.04% for the three months ended March 31, 2019. There was no noncontrolling interest after the March 31, 2019 recapitalization.
Common shares equivalents (in Shares)							9,709,468	7,527,081
Minimum [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares authorized (in Shares)							12,500,000
Maximum [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares authorized (in Shares)							100,000,000
Revenue Benchmark [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk							61.00%	49.00%
Revenue Benchmark [Member] | CustomerTwoMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk							20.00%	17.00%
Revenue Benchmark [Member] | CustomerThreeMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk							11.00%
Revenue Benchmark [Member] | CustomerOneMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk							30.00%	32.00%
Accounts Receivable [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts (in Dollars)							$ 33,000	$ 21,000
Bad debt expense (in Dollars)							$ 12,000	$ 23,500
Percentage of concentration credit risk							51.00%	47.00%
Accounts Receivable [Member] | CustomerTwoMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk							19.00%	15.00%
Accounts Receivable [Member] | CustomerThreeMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk								13.00%
Accounts Receivable [Member] | CustomerOneMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk							32.00%	19.00%
Series E Preferred Stock
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Number of preferred shares issued for conversion (in Shares)		775,000	775,000
Description of concentration risk percentage		As a result, the former shareholders of Pre-Merger Recruiter.com controlled approximately 90% of RGI’s outstanding common stock and in excess of 50% of the total voting power.
Series F Preferred Stock
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Number of preferred shares issued for conversion (in Shares)		200,000
Common Stock
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares authorized (in Shares)					100,000,000		100,000,000	100,000,000
Shares of common stock (in Shares)	12,500,000
Common Stock | Minimum [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Shares of common stock (in Shares)							100,000,000
Common Stock | Maximum [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Shares of common stock (in Shares)							12,500,000
Series B Preferred Stock [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Shares of common stock (in Shares)		625,000	625,000	625,000
Common Stock
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Preferred Stock convertible into common stock (in Shares)		3,875,000		3,875,000
Shares of common stock (in Shares)	12,500,000								625,000	625,000
Percentage of common stock shares										98.00%
Common Stock | GenesysMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Preferred Stock convertible into common stock (in Shares)		1,000,000